Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 26, 2014 USD ($)	Sep. 30, 2015 USD ($) VEF / $	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) VEF / $	Sep. 30, 2015 USD ($) VEF / $	Dec. 31, 2015 USD ($) Installment VEF / $	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2015 VEF / $
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Goodwill							$ 8,000,000
Maximum Period of Payment terms for which sales to dealers do not qualify for an "interest free" period						30 days
Delinquent period in which recognition of income on loans is suspended						120 days
Minimum period of delinquency reported on receivables past due date						30 days
Advertising expense						$ 155,000,000	218,000,000	$ 241,000,000
Foreign currency transaction net loss						581,000,000	340,000,000	68,000,000
Net loss realized on foreign currency						289,000,000	132,000,000	40,000,000
Impairment of non-monetary assets					$ 0
Bonds subscribed				$ 50,000,000		$ 50,000,000
Bonds yield interest rate				6.00%		6.00%
Number of installments for repayments of bond yield | Installment						8
CNH paid interest						$ 945,000,000	944,000,000	1,013,000,000
CNH paid taxes						345,000,000	744,000,000	$ 521,000,000
Gain Loss at the time of securitization						0
Impairment of goodwill and other intangible assets						$ 0	0
Maximum [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Weighted Average Life						25 years
Minimum [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Weighted Average Life						5 years
Venezuelan Subsidiary [Member] | Maximum [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Results of operations for remainder of fiscal year percentage				1.00%
Venezuelan Bolivar Fuerte [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Foreign currency transaction net loss						$ 150,000,000	$ 71,000,000
ARGENTINA
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Foreign currency transaction net loss						40,000,000
Venezuelan Bolivar Fuerte [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Exchange rate adjustment pre- and after tax re-measurement charge		$ 150,000,000	$ 64,000,000		150,000,000
Exchange rate adjustment after-tax re-measurement charge		$ 150,000,000			$ 150,000,000
Venezuelan Bolivar Fuerte [Member] | Venezuelan Subsidiary [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $		199.42			199.42
Future de-consolidate operations charge before tax						130,000,000
Future de-consolidate operations charge after tax						$ 130,000,000
Future control over operation, Description						If, in the future, it concludes that it no longer maintains control over its operations in Venezuela, CNH Industrial may need to de-consolidate its operations in Venezuela, which would result in a pre- and after-tax charge of approximately $130 million using the December 31, 2015 rate of 198.70 Bs.F. per U.S. dollar.
Venezuelan Bolivar Fuerte [Member] | Venezuelan Subsidiary [Member] | SICAD Exchange Rate [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $									12.8
Venezuelan Bolivar Fuerte [Member] | Venezuelan Subsidiary [Member] | CENCOEX Exchange Rate [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $				6.3		6.3
Venezuelan Bolivar Fuerte [Member] | Venezuelan Subsidiary [Member] | SICAD Exchange Rate [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $				13.5		13.5
Venezuelan Bolivar Fuerte [Member] | Venezuelan Subsidiary [Member] | SIMADI Exchange Rate [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $				198.70		198.70
Dealer Networks [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Weighted Average Life						15 years
Miller-St. Nazianz,Inc. [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total cash consideration paid on acquisition	$ 106,000,000
Accounts receivable	12,000,000
Inventory	18,000,000
Property, plant and equipment	16,000,000
Goodwill	8,000,000
Other intangible assets	62,000,000
Assumed liabilities	10,000,000
Goodwill deduction for tax purpose	$ 8,000,000
Miller-St. Nazianz,Inc. [Member] | Dealer Networks [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Useful life of intangible assets acquired	20 years
Miller-St. Nazianz,Inc. [Member] | Trademarks [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Useful life of intangible assets acquired	3 years
Miller-St. Nazianz,Inc. [Member] | Order Backlog[Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Useful life of intangible assets acquired	1 year
Miller-St. Nazianz,Inc. [Member] | Patent Portfolio[Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Useful life of intangible assets acquired	10 years
Miller-St. Nazianz,Inc. [Member] | Developed Technology[Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Useful life of intangible assets acquired	10 years